Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2021	2020
Due in one year or less	$4,487	$4,006
Due after one year through five years	3,437	5,457
Total	$7,924	$9,463